UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
Address:            153 E. 53rd ST., 43rd FL
                    NEW YORK, NY 10022


Form 13F File Number:  28-  6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
Title:              OFFICE MANAGER
Phone:              212-292-6598

Signature, Place, and Date of Signing:

     /s/  Marietta Goldman         New York, New York                 8/5/99
          [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

         28-___________                 __________________________________
         [Repeat as necessary.]

                           Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              13

Form 13F Information Table Value Total:                       $  182,042
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number         Name

         _______           28-__________________        ______________________
         [Repeat as necessary.]

                         Form 13F INFORMATION TABLE



       COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE                 VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
   NAME OF ISSUER           OF CLASS    CUSIP     (X$1000)  PRN AMT PRN CALL   DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC.                COM      053332102    4,519        150,000           X                       X
BERKSHIRE HATHAWAY INC DEL   CLA      084610108    7,235            105           X                       X
CORT BUSINESS SVCS CORP      COM      220493100    3,770        157,500           X                       X
ETHAN ALLEN INTERIORS INC    COM      297602104    9,909        262,500           X                       X
HEARTLAND EXPRESS INC        COM      422347104    1,638        100,000           X                       X
HON INDUSTRIES INC           COM      438092108    5,838        200,000           X                       X
MERCURY GENL CORP NEW        COM      589400100    5,097        149,900           X                       X
KEANE INC.                   COM      486665102    4,502        199,000           X                       X
MILLER HERMAN INC            COM      600544100   20,475        975,000           X                       X
NABISCO HLDGS CORP           CLA      629526104    6,450        150,000           X                       X
WADDELL & REED FINL INC      CLA      930059100    5,419        196,600           X                       X
WADDELL & REED FINL INC      CLB      930059209    7,344        272,000           X                       X
                             COM                  99,846      3,102,000           X                       X

         [Repeat as necessary]
